WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 89.1%
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 3.6%
AT&T Inc., Senior Notes	0.900%	3/25/24	$20,000	$20,047
AT&T Inc., Senior Notes	3.400%	5/15/25	20,000	21,776
AT&T Inc., Senior Notes	4.250%	3/1/27	10,000	11,323
NTT Finance Corp., Senior Notes	1.162%	4/3/26	200,000	198,240	(a)
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	30,000	30,071
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	20,000	18,529
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	10,000	10,244
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	10,000	10,159
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	10,000	10,115

Total Diversified Telecommunication Services				330,504

Interactive Media & Services - 2.5%
Alphabet Inc., Senior Notes	1.100%	8/15/30	30,000	27,867
Tencent Holdings Ltd., Senior Notes	2.880%	4/22/31	200,000	202,655	(a)

Total Interactive Media & Services				230,522

Media - 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	30,000	31,211
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	50,000	56,861
Comcast Corp., Senior Notes	3.400%	4/1/30	10,000	10,893
Comcast Corp., Senior Notes	3.750%	4/1/40	10,000	11,032
Fox Corp., Senior Notes	4.030%	1/25/24	20,000	21,700
Interpublic Group of Cos. Inc., Senior Notes	2.400%	3/1/31	10,000	9,805
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	180,000	205,450

Total Media				346,952

Wireless Telecommunication Services - 0.6%
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	10,000	9,741
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	20,000	19,852	(a)
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	10,000	9,580	(a)
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	10,000	11,097	(a)

Total Wireless Telecommunication Services				50,270

TOTAL COMMUNICATION SERVICES				958,248

CONSUMER DISCRETIONARY - 11.1%
Automobiles - 6.5%
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	200,000	204,658

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2021 Quarterly Report	1

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
General Motors Co., Senior Notes	6.125%	10/1/25	$10,000	$11,868
General Motors Co., Senior Notes (3 mo. USD LIBOR + 0.900%)	1.083%	9/10/21	10,000	10,022	(b)
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	40,000	40,908
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	40,000	42,112
General Motors Financial Co. Inc., Senior Notes (3 mo.
USD LIBOR + 1.310%)	1.509%	6/30/22	50,000	50,534	(b)
Hyundai Capital America, Senior Notes	0.800%	1/8/24	20,000	19,895	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	200,000	209,248	(a)

Total Automobiles				589,245

Hotels, Restaurants & Leisure - 3.2%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	200,000	199,400	(a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	70,000	72,660
Marriott International Inc., Senior Notes	3.600%	4/15/24	20,000	21,307

Total Hotels, Restaurants & Leisure				293,367

Household Durables - 0.3%
DR Horton Inc., Senior Notes	2.500%	10/15/24	20,000	21,065
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	10,000	9,664

Total Household Durables				30,729

Internet & Direct Marketing Retail - 0.3%
Amazon.com Inc., Senior Notes	1.200%	6/3/27	20,000	19,864
Amazon.com Inc., Senior Notes	2.500%	6/3/50	10,000	8,988

Total Internet & Direct Marketing Retail				28,852

Multiline Retail - 0.5%
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	20,000	21,226
Nordstrom Inc., Senior Notes	2.300%	4/8/24	20,000	20,072	(a)

Total Multiline Retail				41,298

Specialty Retail - 0.3%
Lowe’s Cos. Inc., Senior Notes	1.300%	4/15/28	30,000	28,766

TOTAL CONSUMER DISCRETIONARY				1,012,257

CONSUMER STAPLES - 2.6%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	10,000	11,229
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	0.928%	1/12/24	20,000	20,214	(b)
Coca-Cola Co., Senior Notes	2.500%	6/1/40	10,000	9,491

Total Beverages				40,934

See Notes to Schedule of Investments.

2	Western Asset Short Duration Income ETF 2021 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	AMOUNT FACE	VALUE
Food & Staples Retailing - 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	$10,000	$10,040
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	9,668

Total Food & Staples Retailing				19,708

Food Products - 0.3%
Hershey Co., Senior Notes	1.700%	6/1/30	10,000	9,727
Mars Inc., Senior Notes	2.375%	7/16/40	10,000	9,257	(a)
Mondelez International Inc., Senior Notes	1.500%	2/4/31	10,000	9,263

Total Food Products				28,247

Household Products - 0.2%
Clorox Co., Senior Notes	1.800%	5/15/30	10,000	9,673
Kimberly-Clark Corp., Senior Notes	1.050%	9/15/27	10,000	9,775

Total Household Products				19,448

Tobacco - 1.4%
Altria Group Inc., Senior Notes	2.625%	9/16/26	20,000	20,912
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	40,000	39,802
Cargill Inc., Senior Notes	1.375%	7/23/23	10,000	10,212	(a)
Cargill Inc., Senior Notes	0.750%	2/2/26	60,000	58,724	(a)

Total Tobacco				129,650

TOTAL CONSUMER STAPLES				237,987

ENERGY - 15.1%
Oil, Gas & Consumable Fuels - 15.1%
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	50,000	54,481
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	10,000	11,224
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	10,000	10,328	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	60,000	62,971
Devon Energy Corp., Senior Notes	5.850%	12/15/25	10,000	11,748
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	20,000	24,410
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	20,000	21,209
Ecopetrol SA, Senior Notes	5.875%	9/18/23	80,000	87,960
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	30,000	38,123
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	10,000	10,695
Energy Transfer Operating LP, Senior Notes	4.050%	3/15/25	100,000	108,282
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	50,000	52,481
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	10,000	10,029
EOG Resources Inc., Senior Notes	4.375%	4/15/30	10,000	11,547
EQT Corp., Senior Notes	3.000%	10/1/22	30,000	30,544
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	20,000	21,887
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	11,671
MEG Energy Corp., Senior Notes	7.125%	2/1/27	20,000	21,356	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2021 Quarterly Report	3

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	AMOUNT FACE	VALUE
Oil, Gas & Consumable Fuels - (continued)
MPLX LP, Senior Notes	3.375%	3/15/23	$10,000	$10,480
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	10,000	11,063
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	210,000	209,475
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	10,000	10,925	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	10,500	(a)
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	20,000	22,598
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	20,000	19,722
Range Resources Corp., Senior Notes	5.000%	8/15/22	130,000	132,925
Range Resources Corp., Senior Notes	9.250%	2/1/26	30,000	32,942
Southern Natural Gas Co. LLC, Senior Notes	0.625%	4/28/23	20,000	19,997	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	20,000	25,579
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	10,000	10,150	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	10,000	10,545
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	20,000	20,863
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	16,000	16,383
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	150,000	156,786
WPX Energy Inc., Senior Notes	5.250%	10/15/27	26,000	27,747
WPX Energy Inc., Senior Notes	5.875%	6/15/28	12,000	13,240
WPX Energy Inc., Senior Notes	4.500%	1/15/30	20,000	21,545

TOTAL ENERGY				1,384,411

FINANCIALS - 26.3%
Banks - 16.2%
Bank of America Corp., Senior Notes (0.810% to 10/24/23 then SOFR + 0.740%)	0.810%	10/24/24	20,000	20,038	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	10,000	10,021	(b)
Bank of America Corp., Senior Notes (1.734% to 7/22/26 then SOFR + 0.960%)	1.734%	7/22/27	110,000	111,021	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	70,000	70,434	(b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	200,000	229,743	(b)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	10,000	10,099
Citigroup Inc., Senior Notes (0.981% to 5/1/24 then SOFR + 0.669%)	0.981%	5/1/25	20,000	20,059	(b)(c)
Citigroup Inc., Senior Notes (5.316% to 3/26/40 then SOFR + 4.548%)	5.316%	3/26/41	30,000	38,998	(b)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	70,000	81,981

See Notes to Schedule of Investments.

4	Western Asset Short Duration Income ETF 2021 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	$200,000	$213,187	(a)(b)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	10,000	13,943
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	205,339	(a)
JPMorgan Chase & Co., Senior Notes (0.563% to 2/16/24 then SOFR + 0.420%)	0.563%	2/16/25	10,000	9,941	(b)
JPMorgan Chase & Co., Senior Notes (1.578% to 4/22/26 then SOFR + 0.885%)	1.578%	4/22/27	50,000	50,220	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	10,000	10,103	(b)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	60,000	61,636	(b)
Natwest Group PLC, Senior Notes (3 mo. USD LIBOR + 1.470%)	1.664%	5/15/23	260,000	262,744	(b)
Truist Financial Corp., Senior Notes (1.267% to 3/2/26 then SOFR + 0.609%)	1.267%	3/2/27	20,000	19,909	(b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	30,000	32,348
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	10,000	11,572	(b)

Total Banks				1,483,336

Capital Markets - 3.9%
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	20,000	20,131
CI Financial Corp., Senior Notes	3.200%	12/17/30	20,000	20,379
Daimler Finance North America LLC, Senior Notes	1.450%	3/2/26	150,000	150,457	(a)
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	10,000	11,106
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	20,000	19,828	(b)
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	20,000	19,715	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	20,000	22,404
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	20,000	25,710
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	30,000	30,144	(b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	20,000	20,796	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	20,000	20,440	(b)

Total Capital Markets				361,110

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2021 Quarterly Report	5

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	AMOUNT FACE	VALUE
Consumer Finance - 0.6%
Air Lease Corp., Senior Notes	0.700%	2/15/24	$20,000	$19,843
Synchrony Financial, Senior Notes	2.850%	7/25/22	30,000	30,731

Total Consumer Finance				50,574

Diversified Financial Services - 3.5%
Element Fleet Management Corp., Senior Notes	1.600%	4/6/24	10,000	10,116	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	260,000	283,143
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	22,228	22,228	(a)(d)

Total Diversified Financial Services				315,487

Insurance - 2.1%
American International Group Inc., Senior Notes	2.500%	6/30/25	10,000	10,540
American International Group Inc., Senior Notes	3.400%	6/30/30	10,000	10,687
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	30,000	30,027	(a)
GA Global Funding Trust, Secured Notes	1.000%	4/8/24	10,000	10,012	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	60,000	59,840	(a)
Prudential Financial Inc., Senior Notes	1.500%	3/10/26	10,000	10,168
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	60,000	62,842	(a)

Total Insurance				194,116

TOTAL FINANCIALS				2,404,623

HEALTH CARE - 4.4%
Biotechnology - 0.9%
AbbVie Inc., Senior Notes	2.600%	11/21/24	20,000	21,180
AbbVie Inc., Senior Notes	2.950%	11/21/26	60,000	64,256

Total Biotechnology				85,436

Health Care Equipment & Supplies - 0.7%
Becton Dickinson and Co., Senior Notes	2.894%	6/6/22	51,000	52,305
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	10,000	10,771

Total Health Care Equipment & Supplies				63,076

Health Care Providers & Services - 2.3%
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	10,000	10,787
Centene Corp., Senior Notes	4.625%	12/15/29	10,000	10,825
Centene Corp., Senior Notes	3.375%	2/15/30	40,000	40,150
Cigna Corp., Senior Notes	4.125%	11/15/25	10,000	11,242
Cigna Corp., Senior Notes	2.400%	3/15/30	40,000	40,025
Cigna Corp., Senior Notes	3.200%	3/15/40	10,000	10,251
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	10,000	10,219
CVS Health Corp., Senior Notes	3.700%	3/9/23	2,000	2,117

See Notes to Schedule of Investments.

6	Western Asset Short Duration Income ETF 2021 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	2.625%	8/15/24	$30,000	$31,813
CVS Health Corp., Senior Notes	2.875%	6/1/26	10,000	10,667
CVS Health Corp., Senior Notes	1.300%	8/21/27	20,000	19,509
CVS Health Corp., Senior Notes	4.250%	4/1/50	10,000	11,255

Total Health Care Providers & Services				208,860

Life Sciences Tools & Services - 0.2%
Agilent Technologies Inc., Senior Notes	2.300%	3/12/31	20,000	19,673

Pharmaceuticals - 0.3%
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	10,000	9,900	(a)
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	20,000	19,025

Total Pharmaceuticals				28,925

TOTAL HEALTH CARE				405,970

INDUSTRIALS - 7.9%
Aerospace & Defense - 2.0%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	2,000	2,042	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	10,000	10,221	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	20,000	21,328	(a)
Boeing Co., Senior Notes	4.875%	5/1/25	20,000	22,429
Boeing Co., Senior Notes	2.196%	2/4/26	70,000	70,126
Boeing Co., Senior Notes	3.250%	2/1/28	10,000	10,453
General Dynamics Corp., Senior Notes	4.250%	4/1/50	17,000	20,820
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	10,000	9,848
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	20,000	19,450

Total Aerospace & Defense				186,717

Airlines - 2.6%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	20,000	21,000	(a)
Continental Airlines 2007-1 Class B Pass-Through Trust	6.903%	4/19/22	56,552	56,439
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	10,000	10,727	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	10,000	10,981	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	100,000	101,959
United Airlines Pass-Through Trust	4.875%	1/15/26	38,820	40,540

Total Airlines				241,646

Commercial Services & Supplies - 0.5%
Republic Services Inc., Senior Notes	2.500%	8/15/24	40,000	42,230

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2021 Quarterly Report	7

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Conglomerates - 0.4%
3M Co., Senior Notes	3.700%	4/15/50	$10,000	$11,187
Honeywell International Inc., Senior Notes	1.950%	6/1/30	20,000	19,901

Total Industrial Conglomerates				31,088

Trading Companies & Distributors - 2.4%
Air Lease Corp., Senior Notes	3.000%	9/15/23	80,000	83,792
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	130,000	138,962	(a)

Total Trading Companies & Distributors				222,754

TOTAL INDUSTRIALS				724,435

INFORMATION TECHNOLOGY - 5.9%
Electronic Equipment, Instruments & Components - 0.3%
Vontier Corp., Senior Notes	1.800%	4/1/26	30,000	29,921	(a)

IT Services - 1.1%
Mastercard Inc., Senior Notes	3.300%	3/26/27	10,000	11,036
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	30,000	30,552
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	20,000	21,087
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	20,000	20,174
S&P Global Inc., Senior Notes	1.250%	8/15/30	10,000	9,235
Visa Inc., Senior Notes	1.100%	2/15/31	10,000	9,277

Total IT Services				101,361

Semiconductors & Semiconductor Equipment - 2.7%
Broadcom Inc., Senior Notes	5.000%	4/15/30	50,000	57,507
Broadcom Inc., Senior Notes	4.150%	11/15/30	30,000	32,794
Lam Research corp., Senior Notes	1.900%	6/15/30	10,000	9,793
Microchip Technology Inc., Senior Secured Notes	2.670%	9/1/23	20,000	20,858	(a)
Microchip Technology Inc., Senior Secured Notes	0.972%	2/15/24	20,000	19,977	(a)
Micron Technology Inc., Senior Notes	4.640%	2/6/24	80,000	88,067
NVIDIA Corp., Senior Notes	3.700%	4/1/60	10,000	11,040
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	3.400%	5/1/30	10,000	10,694	(a)

Total Semiconductors & Semiconductor Equipment				250,730

Software - 1.6%
Adobe Inc., Senior Notes	2.150%	2/1/27	30,000	31,455
Adobe Inc., Senior Notes	2.300%	2/1/30	50,000	50,818
Fortinet Inc., Senior Notes	1.000%	3/15/26	50,000	49,241
Oracle Corp., Senior Notes	3.950%	3/25/51	10,000	10,404

Total Software				141,918

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	0.700%	2/8/26	20,000	19,754

TOTAL INFORMATION TECHNOLOGY				543,684

See Notes to Schedule of Investments.

8	Western Asset Short Duration Income ETF 2021 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 2.0%
Chemicals - 0.2%
PPG Industries Inc., Senior Notes	1.200%	3/15/26	$20,000	$19,850

Containers & Packaging - 0.1%
Graphic Packaging International LLC, Senior Secured
Notes	1.512%	4/15/26	10,000	9,962	(a)

Metals & Mining - 1.5%
Freeport-McMoRan Inc., Senior Notes	4.375%	8/1/28	20,000	21,325
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	80,000	84,026	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	20,000	20,128	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,000	11,002

Total Metals & Mining				136,481

Paper & Forest Products - 0.2%
Georgia-Pacific LLC, Senior Notes	0.625%	5/15/24	20,000	19,948	(a)

TOTAL MATERIALS				186,241

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	10,000	9,496
CoreCivic Inc., Senior Notes	5.000%	10/15/22	100,000	105,117
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	10,000	10,325
Simon Property Group LP, Senior Notes	3.500%	9/1/25	10,000	10,924

TOTAL REAL ESTATE				135,862

UTILITIES - 1.8%
Electric Utilities - 1.8%
DTE Electric Co., First Mortgage	2.625%	3/1/31	20,000	20,698
Duke Energy Ohio Inc., First Mortgage	2.125%	6/1/30	10,000	9,869
Edison International, Senior Notes	4.950%	4/15/25	30,000	33,594
FirstEnergy Corp., Senior Notes	3.350%	7/15/22	30,000	30,600
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	20,000	20,065	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	20,000	20,018
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	20,000	19,497
Toledo Edison Co.	2.650%	5/1/28	10,000	10,083	(a)

TOTAL UTILITIES				164,424

TOTAL CORPORATE BONDS & NOTES (Cost - $7,962,090)				8,158,142

ASSET-BACKED SECURITIES - 6.2%
Halcyon Loan Advisors Funding Ltd., 2017-2A A2 (3 mo. USD LIBOR + 1.700%)	1.890%	1/17/30	250,000	250,940	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2021 Quarterly Report	9

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	$64,335	$65,039	(a)
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	1.973%	1/23/28	250,000	250,342	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $562,592)				566,321

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.9%
U.S. Government Obligations - 0.9%
U.S. Treasury Bonds	1.875%	2/15/41	10,000	9,512
U.S. Treasury Bonds	1.375%	8/15/50	20,000	16,034
U.S. Treasury Bonds	1.625%	11/15/50	10,000	8,555
U.S. Treasury Notes	0.750%	3/31/26	40,000	39,844
U.S. Treasury Notes	0.625%	11/30/27	10,000	9,614

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $85,980)				83,559

SOVEREIGN BONDS - 0.7%
Argentina - 0.6%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,718	1,788
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	135,800	49,228

Total Argentina				51,016

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	10,000	10,000

TOTAL SOVEREIGN BONDS (Cost - $86,772)				61,016

SENIOR LOANS - 0.3%
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	10,000	10,504	(b)(e)(f)

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.863%	9/7/27	9,950	9,911	(b)(e)(f)

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
VICI Properties 1 LLC, Term Loan B	—	12/20/24	10,000	9,894	(g)

TOTAL SENIOR LOANS (Cost - $29,719)				30,309

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $8,727,153)				8,899,347

See Notes to Schedule of Investments.

10	Western Asset Short Duration Income ETF 2021 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 4.3%
BNY Mellon Cash Reserve Fund (Cost - $394,852)	0.010%	394,852	$394,852

TOTAL INVESTMENTS - 101.5% (Cost - $9,122,005)			9,294,199
Liabilities in Excess of Other Assets - (1.5)%			(139,245)

TOTAL NET ASSETS - 100.0%			$9,154,954

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	All or a portion of this loan is unfunded as of April 30, 2021. The interest rate for fully unfunded term loans is to be determined.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At April 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	9	6/21	$1,988,240	$1,986,821	$(1,419)
U.S. Treasury 5-Year Notes	3	6/21	372,130	371,812	(318)

					(1,737)

Contracts to Sell:
U.S. Treasury 10-Year Notes	12	6/21	1,614,255	1,584,375	29,880
U.S. Treasury Ultra 10-Year Bonds	1	6/21	148,842	145,547	3,295

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2021 Quarterly Report	11

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2021

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Ultra Long-Term Bonds	1	6/21	$191,568	$185,906	$5,662

					38,837

Net unrealized appreciation on open futures contracts					$37,100

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule.

See Notes to Schedule of Investments.

12	Western Asset Short Duration Income ETF 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Income ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and trade at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction

13

Notes to Schedule of Investments (unaudited) (continued)

price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

14

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$8,158,142	—	$8,158,142
Asset-Backed Securities	—	566,321	—	566,321
U.S. Government & Agency Obligations	—	83,559	—	83,559
Sovereign Bonds	—	61,016	—	61,016
Senior Loans	—	30,309	—	30,309

Total Long-Term Investments	—	8,899,347	—	8,899,347

Short-Term Investments†	—	394,852	—	394,852

Total Investments	—	$9,294,199	—	$9,294,199

Other Financial Instruments:
Futures Contracts	$38,837	—	—	$38,837

Total	$38,837	$9,294,199	—	$9,333,036

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,737	—	—	$1,737

†	See Schedule of Investments for additional detailed categorizations.

15